Other Intangible Assets	3 Months Ended
Mar. 31, 2013
Other Intangible Assets [Abstract]
OTHER INTANGIBLE ASSETS

NOTE 5 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

			March 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 -15 years	11 years	$283.6	$(47.8)	$(0.5)	$235.3
Trademarks	5 years	3 years	0.6	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0
Integrated
Software system	5 years	3 years	11.0	(4.3)	—	6.7

			$446.2	$(52.3)	$(0.5)	$393.4

The aggregate intangible amortization charged to the interim unaudited condensed consolidated statements of comprehensive income (loss) was $6.1 million for both the three months ended March 31, 2013 and 2012.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2013	$16.7	$1.6
2014	22.2	2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—